Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net
3.	Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of December 31, 2022	As of December 31, 2021

Accounts receivable	$92,225	$83,019
Less: Allowance for doubtful accounts	(3,115)	(2,398)
Total	$89,110	$80,621

Movement of allowance of doubtful accounts

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020

Beginning balance	$2,398	$2,537	$2,162
Provision for doubtful accounts	1,130	428	399
Written-off	(178)	(624)	(185)
Exchange rate effect	(235)	57	161
Ending balance	$3,115	$2,398	$2,537